Quarterly Holdings Report
for
Fidelity® Enhanced Small Cap ETF
March 31, 2026
CPE-NPRT3-0526
1.9910071.102
Common Stocks - 98.8%
	Shares	Value ($)
BERMUDA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Corp Ltd	291,062	3,553,867
CANADA - 0.6%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Teekay Tankers Ltd Class A	138,640	10,165,085
Health Care - 0.1%
Biotechnology - 0.1%
Aurinia Pharmaceuticals Inc (b)	262,332	3,887,760
Xenon Pharmaceuticals Inc (b)	37,988	2,209,002
TOTAL HEALTH CARE		6,096,762
Information Technology - 0.1%
Software - 0.1%
D-Wave Quantum Inc (b)(c)	325,193	4,692,535
Materials - 0.1%
Metals & Mining - 0.1%
Novagold Resources Inc (United States) (b)	161,198	1,447,558
Ssr Mining Inc (United States) (b)	50,933	1,497,430
TOTAL MATERIALS		2,944,988
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Brokerage Inc/The (b)	150,247	375,618
TOTAL CANADA		24,274,988
DENMARK - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Novo Nordisk A/S rights (b)(d)	17,009	0
IRELAND - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	32,993	503,143
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Cimpress PLC (b)(c)	166,140	12,128,220
TOTAL IRELAND		12,631,363
MONACO - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Scorpio Tankers Inc	95,042	7,095,836
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SFL Corp Ltd	290,468	3,134,150
PANAMA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Banco Latinoamericano de Comercio Exterior SA Class E	57,005	2,911,815
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (b)	98,726	870,763
SINGAPORE - 0.6%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)(c)	97,408	1,177,663
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Kulicke & Soffa Industries Inc	349,964	22,999,634
TOTAL SINGAPORE		24,177,297
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Caledonia Mining Corp PLC	18,689	422,185
SWITZERLAND - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)	112,482	5,350,769
THAILAND - 1.1%
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 1.1%
Fabrinet (b)	89,695	46,777,736
UNITED STATES - 95.6%
Communication Services - 2.8%
Diversified Telecommunication Services - 0.8%
Atn International Inc	82,089	2,234,463
Bandwidth Inc Class A (b)	364,560	6,496,459
Globalstar Inc (b)	34,075	2,263,262
Lumen Technologies Inc (b)	3,238,086	22,504,698
Shenandoah Telecommunications Co (c)	43,553	671,586
		34,170,468
Entertainment - 0.7%
Cinemark Holdings Inc	287,993	8,213,560
Lionsgate Studios Corp	542,495	5,202,527
Madison Square Garden Entertainment Corp Class A (b)	70,096	4,129,355
Marcus Corp/The	47,170	809,909
Sphere Entertainment Co Class A (b)(c)	89,427	10,498,730
		28,854,081
Interactive Media & Services - 0.4%
Nextdoor Holdings Inc Class A (b)	292,114	408,960
Yelp Inc Class A (b)(c)	607,956	15,040,831
		15,449,791
Media - 0.9%
Cable One Inc (b)(c)	21,672	1,976,703
EchoStar Corp Class A (b)	94,623	11,077,515
John Wiley & Sons Inc Class A (c)	362,628	13,816,127
Scholastic Corp	36,290	1,417,487
USA TODAY Co Inc (b)(c)	887,140	6,254,337
		34,542,169
TOTAL COMMUNICATION SERVICES		113,016,509
Consumer Discretionary - 8.3%
Automobile Components - 1.0%
Adient PLC (b)	238,947	4,829,119
Cooper-Standard Holdings Inc (b)	198,913	5,543,705
Dauch Corporation (b)(c)	682,336	4,046,252
Goodyear Tire & Rubber Co/The (b)	487,411	3,231,535
Phinia Inc	335,434	22,957,104
		40,607,715
Automobiles - 0.1%
Winnebago Industries Inc	149,418	4,630,464
Broadline Retail - 0.0%
Groupon Inc (b)(c)	261,584	3,112,850
Distributors - 0.1%
Gold.com Inc	88,112	3,531,529
Diversified Consumer Services - 0.7%
Chegg Inc (b)	959,874	711,555
Coursera Inc (b)(c)	778,039	4,528,187
European Wax Center Inc Class A (b)(c)	31,939	184,607
Graham Holdings Co Class B	2,846	3,008,962
KinderCare Learning Cos Inc (b)(c)	232,450	511,390
Strategic Education Inc	78,368	6,501,409
Universal Technical Institute Inc (b)	313,522	11,318,144
		26,764,254
Hotels, Restaurants & Leisure - 1.0%
Brightstar Lottery PLC	534,546	6,810,116
Life Time Group Holdings Inc (b)	937,562	25,257,920
Marriott Vacations Worldwide Corp	20,422	1,329,881
Monarch Casino & Resort Inc	60,391	5,773,380
Rush Street Interactive Inc Class A (b)	70,372	1,530,591
		40,701,888
Household Durables - 1.7%
Cavco Industries Inc (b)	18,609	9,012,153
Ethan Allen Interiors Inc (c)	233,086	5,188,494
Flexsteel Industries Inc	24,196	1,087,368
Installed Building Products Inc	20,197	5,355,235
M/I Homes Inc (b)	135,521	16,594,546
Meritage Homes Corp	56,408	3,488,271
Sonos Inc (b)	1,675,861	22,456,537
Taylor Morrison Home Corp (b)	108,624	6,326,262
Tri Pointe Homes Inc (b)	35,778	1,671,906
		71,180,772
Leisure Products - 0.8%
Callaway Golf Co (b)	1,364,408	18,937,983
Funko Inc Class A (b)	207,443	653,445
Peloton Interactive Inc Class A (b)	1,689,113	7,246,295
Sturm Ruger & Co Inc	113,335	4,543,600
		31,381,323
Specialty Retail - 2.6%
Abercrombie & Fitch Co Class A (b)	300,695	27,474,502
American Eagle Outfitters Inc	563,086	9,403,536
National Vision Holdings Inc (b)	245	6,346
Petco Health & Wellness Co Inc Class A (b)	3,566,694	9,915,409
RealReal Inc/The (b)	874,911	7,944,192
Sally Beauty Holdings Inc (b)(c)	886,632	12,279,853
Sleep Number Corp (b)(c)	103,171	185,192
Sonic Automotive Inc Class A (c)	37,294	2,557,250
Stitch Fix Inc Class A (b)	781,786	2,587,712
ThredUp Inc Class A (b)	1,393,186	4,569,650
Upbound Group Inc	272,555	4,919,618
Urban Outfitters Inc (b)	379,147	24,018,962
		105,862,222
Textiles, Apparel & Luxury Goods - 0.3%
Figs Inc Class A (b)	331,845	4,901,351
G-III Apparel Group Ltd	102,652	2,843,460
Wolverine World Wide Inc	190,420	3,107,654
		10,852,465
TOTAL CONSUMER DISCRETIONARY		338,625,482
Consumer Staples - 0.9%
Beverages - 0.0%
National Beverage Corp (b)	74,257	2,498,748
Consumer Staples Distribution & Retail - 0.5%
Natural Grocers by Vitamin Cottage Inc	27,892	721,008
United Natural Foods Inc (b)	422,096	19,019,646
		19,740,654
Food Products - 0.3%
Fresh Del Monte Produce Inc (c)	102,440	4,124,234
Utz Brands Inc Class A	1,042,314	8,255,127
		12,379,361
Household Products - 0.1%
Central Garden & Pet Co Class A (b)	52,420	1,699,456
WD-40 Co	12,088	2,465,227
		4,164,683
Personal Care Products - 0.0%
Honest Co Inc/The (b)(c)	806,932	2,372,379
TOTAL CONSUMER STAPLES		41,155,825
Energy - 7.3%
Energy Equipment & Services - 3.0%
Archrock Inc	707,822	24,632,206
Bristow Group Inc	72,579	3,403,229
Expro Group Holdings NV (b)	926,894	16,137,225
Forum Energy Technologies Inc (b)	36,644	2,149,536
Helix Energy Solutions Group Inc (b)	465,913	4,607,880
Helmerich & Payne Inc	338,685	12,202,821
Kodiak Gas Services Inc	37,541	2,189,390
Nabors Industries Ltd (b)	27,027	2,325,944
National Energy Services Reunited Corp (b)	239,765	5,147,755
Oceaneering International Inc (b)	286,386	10,158,111
Oil States International Inc (b)	195,556	2,276,272
ProPetro Holding Corp (b)	423,780	6,106,670
Solaris Energy Infrastructure Inc Class A	173,669	9,814,035
Transocean Ltd (b)	2,791,130	18,505,192
Valaris Ltd (b)	48,493	4,754,254
		124,410,520
Oil, Gas & Consumable Fuels - 4.3%
California Resources Corp	406,108	28,110,796
Calumet Inc (b)	20,286	728,267
Core Natural Resources Inc	33,486	3,506,989
Crescent Energy Co Class A	1,006,865	13,592,678
Delek US Holdings Inc	560,522	25,262,727
DHT Holdings Inc	363,647	6,643,831
Dorian LPG Ltd	323,040	11,047,968
Energy Fuels Inc/Canada (United States) (b)(c)	137,724	2,513,463
Excelerate Energy Inc Class A	449,143	15,010,359
Gulfport Energy Corp (b)	17,311	3,662,488
Murphy Oil Corp	438,576	18,091,260
Nordic American Tankers Ltd (c)	127,986	749,998
Northern Oil & Gas Inc	120,312	3,516,720
Peabody Energy Corp	21,465	707,272
REX American Resources Corp (b)	10,060	458,433
Riley Exploration Permian Inc	119,823	4,367,548
SM Energy Co	356,676	11,121,158
Uranium Energy Corp (b)(c)	650,604	8,783,154
World Kinect Corp (c)	728,032	16,795,698
		174,670,807
TOTAL ENERGY		299,081,327
Financials - 16.4%
Banks - 8.4%
1st Source Corp	50,995	3,529,364
Amalgamated Financial Corp	95,647	3,717,799
Ameris Bancorp	210,771	16,438,030
Associated Banc-Corp	352,894	9,125,839
Axos Financial Inc (b)	66,114	5,625,640
Banc of California Inc	500,932	8,806,385
BancFirst Corp	43,622	4,732,987
Bank of Hawaii Corp (c)	197,336	14,652,198
Banner Corp	37,476	2,274,044
Byline Bancorp Inc	32,792	1,035,243
Central Pacific Financial Corp	219,813	7,025,223
Community Financial System Inc	42,725	2,505,821
Community Trust Bancorp Inc	34,687	2,106,195
Eastern Bankshares Inc	1,326,859	25,953,363
FB Financial Corp	318,992	16,568,444
Financial Institutions Inc	71,542	2,268,597
First Busey Corp	312,964	7,908,600
First Commonwealth Financial Corp	485,556	8,536,074
First Financial Bankshares Inc	356,237	10,491,180
First Merchants Corp	323,463	12,527,722
Flushing Financial Corp	65,045	999,091
Glacier Bancorp Inc	341,580	15,258,379
Heritage Commerce Corp	32,479	405,338
Heritage Financial Corp Wash (c)	16,198	421,148
Hilltop Holdings Inc (c)	102,969	3,688,350
Huntington Bancshares Inc/OH	38,293	599,285
Lakeland Financial Corp	203,486	11,676,027
Mercantile Bank Corp	11,173	564,237
Midland States Bancorp Inc	29,952	668,229
National Bank Holdings Corp Class A	44,875	1,757,305
NB Bancorp Inc (c)	341,269	7,190,538
Nbt Bancorp Inc	78,086	3,324,902
Nicolet Bankshares Inc (c)	34,525	5,131,106
Northfield Bancorp Inc	274,649	3,718,747
Northwest Bancshares Inc	1,258,429	15,969,464
OceanFirst Financial Corp	219,352	3,957,110
Old National Bancorp/IN	176,582	3,902,462
Origin Bancorp Inc	10,834	449,178
Park National Corp	42,564	6,957,086
Peapack-Gladstone Financial Corp	55,745	1,962,781
Provident Financial Services Inc (c)	365,868	7,741,767
Renasant Corp	31,620	1,142,431
S&T Bancorp Inc	24,227	1,013,415
Seacoast Banking Corp of Florida	24,263	734,926
Sierra Bancorp	68,139	2,311,275
Simmons First National Corp Class A	927,056	18,031,239
Stellar Bancorp Inc	47,612	1,743,075
Texas Capital Bancshares Inc (b)	52,847	5,014,123
TrustCo Bank Corp NY	14,528	636,036
United Bankshares Inc/WV	145,634	6,032,160
United Community Bank/SC	411,894	12,970,542
Washington Trust Bancorp Inc	23,057	771,487
WesBanco Inc	675,291	23,290,787
Westamerica BanCorp	9,208	480,197
WSFS Financial Corp	47,540	3,111,968
		339,454,939
Capital Markets - 2.6%
Acadian Asset Management Inc	165,679	9,016,251
BGC Group Inc Class A	1,816,497	17,765,341
Cohen & Steers Inc	91,540	5,725,827
DigitalBridge Group Inc Class A (c)	144,379	2,226,324
Federated Hermes Inc Class B	263,428	14,939,002
Oppenheimer Holdings Inc Class A	16,494	1,471,100
Piper Sandler Cos	43,304	3,314,921
StepStone Group Inc Class A	101,972	4,866,104
StoneX Group Inc (b)	312,895	25,234,982
Virtus Invt Partners Inc	10,944	1,470,326
WisdomTree Inc (c)	1,299,845	18,925,743
		104,955,921
Consumer Finance - 2.3%
Bread Financial Holdings Inc	26,414	1,978,144
Dave Inc Class A (b)	28,655	4,988,549
Encore Capital Group Inc (b)	260,533	18,268,575
Enova International Inc (b)	113,127	15,366,040
EZCORP Inc Class A (b)	649,738	16,490,351
FirstCash Holdings Inc	75,909	14,270,892
Lendingtree Inc (b)	170,022	7,290,543
NerdWallet Inc Class A (b)	420,551	4,365,319
PROG Holdings Inc	384,611	11,034,490
Regional Management Corp (c)	57,309	1,848,215
		95,901,118
Financial Services - 1.2%
Compass Diversified Holdings	108,318	851,379
Essent Group Ltd	98,762	5,771,651
Flywire Corp (b)	659,479	7,676,336
NCR Atleos Corp (b)	139,258	6,068,864
NMI Holdings Inc (b)	427,181	16,023,560
Payoneer Global Inc (b)	2,661,168	12,853,441
Repay Holdings Corp Class A (b)(c)	145,238	377,619
Waterstone Financial Inc	65,501	1,180,983
		50,803,833
Insurance - 1.7%
Amerisafe Inc	41,358	1,378,462
CNO Financial Group Inc	182,755	7,503,920
Genworth Financial Inc Class A (b)	797,299	6,474,068
HCI Group Inc	89,076	13,772,040
Heritage Insurance Holdings Inc (b)	104,839	2,752,024
Horace Mann Educators Corp	209,917	8,959,258
Oscar Health Inc Class A (b)	180,149	2,066,309
Palomar Hldgs Inc (b)	55	6,572
Selective Insurance Group Inc	156,600	11,806,074
Selectquote Inc (b)	665,631	419,015
Skyward Specialty Insurance Group Inc (b)	138,900	6,067,152
Stewart Information Services Corp	19,980	1,230,368
Trupanion Inc (b)	258,362	6,616,651
Universal Insurance Holdings Inc	40,504	1,383,617
		70,435,530
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Brightspire Capital Inc Class A	61,906	346,674
Dynex Capital Inc	31,052	396,224
Ellington Financial Inc (c)	171,866	2,036,612
Kkr Real Estate Finance Trust Inc (c)	267,788	1,638,863
Ladder Capital Corp Class A	5,953	58,160
TPG RE Finance Trust Inc	662,642	5,175,234
		9,651,767
TOTAL FINANCIALS		671,203,108
Health Care - 15.5%
Biotechnology - 6.9%
Abeona Therapeutics Inc (b)(c)	192,457	862,207
ACADIA Pharmaceuticals Inc (b)	261,614	5,823,528
ADMA Biologics Inc (b)(c)	293,348	2,643,065
Akebia Therapeutics Inc (b)	1,163,366	1,617,079
Alkermes PLC (b)	204,302	7,224,119
Altimmune Inc (b)(c)	573,862	1,767,495
Amicus Therapeutics Inc (b)	260,400	3,765,384
Arbutus Biopharma Corp (b)(c)	114,360	514,620
Arcellx Inc (b)	21,083	2,420,750
Arcus Biosciences Inc (b)	274,288	5,924,621
Arcutis Biotherapeutics Inc (b)	232,126	5,468,889
Ardelyx Inc (b)	95,716	573,339
Arrowhead Pharmaceuticals Inc (b)	153,358	9,615,547
Atreca Inc Class A rights (b)(d)	1,051	0
Atrium Therapeutics Inc	10,026	134,048
Beam Therapeutics Inc (b)	44,266	1,054,859
Bicara Therapeutics Inc (b)	130,808	2,601,771
BioCryst Pharmaceuticals Inc (b)	504,881	4,806,467
Biohaven Ltd (b)	249,724	2,112,665
Black Diamond Therapeutics Inc (b)(c)	468,694	998,318
Blueprint Medicines Corp rights (b)(d)	33,006	0
Bridgebio Pharma Inc (b)	187,834	13,948,553
C4 Therapeutics Inc (b)	160,029	420,876
CareDx Inc (b)	194,856	3,382,700
Carisma Therapeutics Inc rights (b)(d)	304,482	3
Cartesian Therapeutics Inc rights (b)(d)	85,524	24,802
Catalyst Pharmaceuticals Inc (b)	225,520	5,583,875
Celcuity Inc (b)	27,507	3,139,649
Celldex Therapeutics Inc (b)	25,623	812,762
CG oncology Inc (b)	48,364	3,273,276
Cogent Biosciences Inc (b)	171,792	6,612,274
Concentra Biosciences LLC rights (b)(d)	109,958	0
Cytokinetics Inc (b)	133,319	8,787,055
Denali Therapeutics Inc (b)	84,380	1,620,096
Design Therapeutics Inc (b)	141,286	1,503,283
Dianthus Therapeutics Inc (b)	14,268	1,197,371
Dyne Therapeutics Inc (b)	66,209	1,200,369
Emergent BioSolutions Inc (b)(c)	120,148	997,228
Erasca Inc (b)	481,306	7,787,531
GRAIL Inc (b)(c)	25,409	1,313,137
Ideaya Biosciences Inc (b)	14,131	470,845
Immunovant Inc (b)	19,298	479,362
Inhibrx Biosciences Inc (b)(c)	47,472	3,191,543
Insmed Inc (b)	15,330	2,506,762
Ironwood Pharmaceuticals Inc Class A (b)	621,720	2,182,237
Jounce Therapeutics Inc rights (b)(d)	118,367	0
KalVista Pharmaceuticals Inc (b)(c)	145,610	2,931,129
Kiniksa Pharmaceuticals International Plc Class A (b)	76,836	3,699,653
Kodiak Sciences Inc (b)	153,977	5,869,603
Krystal Biotech Inc (b)	5,933	1,532,613
Kura Oncology Inc (b)	236,158	1,919,965
Kymera Therapeutics Inc (b)	50,241	4,184,573
Madrigal Pharmaceuticals Inc (b)	29,583	15,485,813
MannKind Corp (b)	287,379	704,079
Mirum Pharmaceuticals Inc (b)	84,836	7,837,150
Myriad Genetics Inc (b)	499,954	2,249,793
Neurogene Inc (b)(c)	77,849	1,569,436
Novavax Inc (b)(c)	426,160	3,468,942
Nurix Therapeutics Inc (b)	80,120	1,241,860
Nuvalent Inc Class A (b)	48,397	4,958,273
Olema Pharmaceuticals Inc (b)	36,493	544,111
Oncternal Therapeutics Inc rights (b)(c)(d)	1,148	0
Organogenesis Holdings Inc Class A (b)	286,837	679,804
ORIC Pharmaceuticals Inc (b)	85,713	1,085,984
Praxis Precision Medicines Inc (b)	38,300	12,339,877
Protagonist Therapeutics Inc (b)	46,083	4,857,148
PTC Therapeutics Inc (b)	139,170	9,481,652
Puma Biotechnology Inc (b)(c)	159,728	1,020,662
Q32 Bio Inc rights (b)(d)	40,603	0
Recursion Pharmaceuticals Inc Class A (b)(c)	138,753	425,972
REGENXBIO Inc (b)(c)	290,327	2,432,940
Replimune Group Inc (b)	494,413	3,782,259
Rhythm Pharmaceuticals Inc (b)	90,725	7,890,353
Rigel Pharmaceuticals Inc (b)(c)	67,972	1,837,963
Rocket Pharmaceuticals Inc (b)(c)	408,977	1,464,138
Scholar Rock Holding Corp (b)	29,652	1,457,692
Soleno Therapeutics Inc (b)	11,234	376,114
Surface Oncology Inc rights (b)(d)	60,289	0
Syndax Pharmaceuticals Inc (b)	162,444	3,794,692
Tango Therapeutics Inc (b)	34,934	730,819
Taysha Gene Therapies Inc (b)	729,281	3,259,886
TG Therapeutics Inc (b)(c)	131,562	4,370,490
Travere Therapeutics Inc (b)	107,293	3,187,675
Twist Bioscience Corp (b)	37,081	1,762,089
Upstream Bio Inc (b)	61,682	555,138
UroGen Pharma Ltd (b)	123,301	2,216,952
Vanda Pharmaceuticals Inc (b)	56,115	387,755
Vaxcyte Inc (b)	118,796	6,903,236
Vera Therapeutics Inc Class A (b)	121,842	4,901,704
Veracyte Inc (b)	161,413	5,199,113
Verastem Inc (b)	419,692	2,224,368
Vericel Corp (b)	28,526	917,681
Viridian Therapeutics Inc (b)	27,936	546,428
Voyager Therapeutics Inc (b)	124,543	480,736
Xencor Inc (b)	95,566	1,152,526
Zenas Biopharma Inc (b)	45,975	898,811
Zentalis Pharmaceuticals Inc (b)(c)	237,653	556,108
Zymeworks Inc (b)	43,441	1,087,763
		282,827,881
Health Care Equipment & Supplies - 1.7%
Accuray Inc Del (b)	1,069,182	414,950
Alphatec Holdings Inc (b)	258,308	2,810,391
AngioDynamics Inc (b)	88,029	1,000,890
AtriCure Inc (b)	293,110	8,362,428
Avanos Medical Inc (b)(c)	305,063	4,273,933
Axogen Inc (b)	238,482	7,900,909
Bioventus Inc (b)	389,442	3,555,605
Butterfly Network Inc Class A (b)	278,255	1,124,150
Cerus Corp (b)	1,006,082	1,831,069
Glaukos Corp (b)	14,107	1,518,760
Haemonetics Corp (b)	33,821	1,906,152
ICU Medical Inc (b)	6,773	874,733
iRhythm Technologies Inc (b)	80,562	9,507,927
LivaNova PLC (b)	18,993	1,207,195
Omnicell Inc (b)	343,506	11,466,230
Tactile Systems Technology Inc (b)	109,040	2,849,215
Tandem Diabetes Care Inc (b)	208,214	3,991,462
Varex Imaging Corp (b)	389,316	4,130,643
		68,726,642
Health Care Providers & Services - 3.5%
Alignment Healthcare Inc (b)	1,104,462	19,460,620
Aveanna Healthcare Holdings Inc (b)	260,885	1,680,099
BrightSpring Health Services Inc (b)	354,764	15,116,494
Brookdale Senior Living Inc (b)	433,442	5,929,487
Castle Biosciences Inc (b)	41,324	1,014,504
Ensign Group Inc/The	7,717	1,554,976
GeneDx Holdings Corp Class A (b)	65	4,174
Guardant Health Inc (b)	385,582	35,616,210
HealthEquity Inc (b)	372,766	31,152,055
NeoGenomics Inc (b)	59,612	442,321
Omada Health Inc	85,965	1,080,580
Oncology Institute Inc/The (b)(c)	48,145	147,805
Option Care Health Inc (b)	656,152	17,663,612
PACS Group Inc (b)	46,216	1,484,458
Pediatrix Medical Group Inc (b)	71,747	1,534,668
Privia Health Group Inc (b)	405,890	8,349,157
		142,231,220
Health Care Technology - 0.0%
Health Catalyst Inc (b)(c)	351,707	446,668
HealthStream Inc (c)	138,013	2,858,249
Phreesia Inc (b)	277,900	2,328,802
		5,633,719
Life Sciences Tools & Services - 0.4%
10X Genomics Inc Class A (b)	204,398	4,339,370
Adaptive Biotechnologies Corp (b)	500,039	6,940,542
Codexis Inc (b)	133,802	218,097
Cytek Biosciences Inc (b)(c)	273,454	1,194,994
Mesa Laboratories Inc (c)	5,096	450,588
OmniAb Inc (b)	168,484	264,520
Personalis Inc (b)	59,520	379,142
Quanterix Corp (b)(c)	180,096	633,938
		14,421,191
Pharmaceuticals - 3.0%
Aclaris Therapeutics Inc (b)	114,522	429,458
Alumis Inc (b)	232,229	5,116,005
Amneal Intermediate Inc Class A (b)	653,684	8,125,292
ANI Pharmaceuticals Inc (b)	11,036	848,668
Arvinas Inc (b)	69,893	740,866
Atea Pharmaceuticals Inc (b)	94,351	507,608
Avadel Pharmaceuticals PLC rights (b)(d)	58,295	37,309
Axsome Therapeutics Inc (b)	134,668	22,761,585
BioAge Labs Inc (b)	178,453	3,121,143
Collegium Pharmaceutical Inc (b)	50,885	1,682,767
Crinetics Pharmaceuticals Inc (b)	38,194	1,387,206
Definium Therapeutics Inc (b)	117,857	2,227,497
Edgewise Therapeutics Inc (b)	109,665	3,454,448
Esperion Therapeutics Inc (b)	303,190	830,741
EyePoint Inc (b)	110,199	1,420,465
Fulcrum Therapeutics Inc (b)	54,151	415,338
Harmony Biosciences Holdings Inc (b)	192,437	5,390,160
Indivior Pharmaceuticals Inc	125,309	3,819,418
Innoviva Inc (b)	37,332	869,836
Ligand Pharmaceuticals Inc (b)	40,254	8,036,711
Liquidia Corp (b)	201,985	7,622,914
Maze Therapeutics Inc (b)	27,172	811,084
MBX Biosciences Inc (b)	38,070	1,136,390
Pacira BioSciences Inc (b)	75,964	1,716,786
Pfizer Inc rights (b)(d)	34,468	184,748
Phibro Animal Health Corp Class A	87,886	4,860,975
Prestige Consumer Healthcare Inc (b)	68,358	4,051,579
Rapport Therapeutics Inc (b)	14,281	446,852
Supernus Pharmaceuticals Inc (b)	181,207	9,366,590
Tarsus Pharmaceuticals Inc (b)	49,066	3,441,980
Terns Pharmaceuticals Inc (b)	206,472	10,885,204
Theravance Biopharma Inc (b)	94,511	1,533,914
Trevi Therapeutics Inc (b)	101,522	1,211,157
WaVe Life Sciences Ltd (b)	128,917	934,648
Xeris Biopharma Holdings Inc (b)	417,452	2,421,222
		121,848,564
TOTAL HEALTH CARE		635,689,217
Industrials - 18.7%
Aerospace & Defense - 2.3%
AAR Corp (b)(c)	189,489	20,741,466
Archer Aviation Inc Class A (b)(c)	546,925	2,827,602
Carpenter Technology Corp	40,087	15,800,291
Ducommun Inc (b)	131,152	16,000,544
FTAI Aviation Ltd	85,321	20,903,645
Kratos Defense & Security Solutions Inc (b)	102,865	7,253,011
Park Aerospace Corp (c)	63,971	1,751,526
Rocket Lab Corp	79,961	5,135,095
V2X Inc (b)	45,307	3,103,530
		93,516,710
Building Products - 1.6%
Apogee Enterprises Inc	233,636	7,836,151
AZZ Inc	13,865	1,734,927
Gibraltar Industries Inc (b)	44,802	1,786,256
Griffon Corp	250,074	18,175,378
Resideo Technologies Inc (b)	776,359	26,171,062
UFP Industries Inc	12,471	1,148,829
Zurn Elkay Water Solutions Corp	177,415	7,955,289
		64,807,892
Commercial Services & Supplies - 1.2%
ABM Industries Inc	297,354	11,454,077
ACV Auctions Inc Class A (b)(c)	535,256	2,269,485
BrightView Holdings Inc (b)	243,147	2,866,703
Brink's Co/The	51,491	5,336,012
Healthcare Services Group Inc (b)	187,011	3,469,054
HNI Corp	39	1,302
Interface Inc	221,533	5,520,602
OPENLANE Inc (b)	498,954	14,544,510
UniFirst Corp/MA	5,614	1,412,426
Vestis Corp (b)	43,031	338,224
		47,212,395
Construction & Engineering - 3.4%
Arcosa Inc	188,784	20,037,534
Argan Inc	8,300	4,520,595
Comfort Systems USA Inc	15,666	21,603,258
Dycom Industries Inc (b)	58,620	19,861,628
EMCOR Group Inc	14,461	10,676,701
Fluor Corp (b)	81,761	3,814,151
Granite Construction Inc	41,039	4,919,755
Limbach Holdings Inc (b)	49,783	3,885,563
MYR Group Inc (b)	42,865	12,101,647
Orion Group Holdings Inc (b)	34,638	377,554
Sterling Infrastructure Inc (b)	38,223	15,567,081
Tutor Perini Corp	273,137	21,083,445
		138,448,912
Electrical Equipment - 3.9%
Allient Inc	13,030	769,943
American Superconductor Corp (b)	123,706	4,187,448
Bloom Energy Corp Class A (b)	398,110	53,939,925
EnerSys	178,408	30,993,038
Eos Energy Enterprises Inc (b)(c)	473,620	2,349,155
LSI Industries Inc	155,305	2,888,673
Nextpower Inc Class A (b)	94,775	11,425,126
NuScale Power Corp Class A (b)(c)	174,276	1,889,152
Plug Power Inc (b)(c)	4,856,866	10,976,517
Preformed Line Products Co (c)	22,711	6,149,003
Shoals Technologies Group Inc (b)	75,410	496,198
Sunrun Inc (b)	485,596	6,584,682
Thermon Group Holdings Inc (b)	93,041	4,689,266
Vicor Corp (b)	145,949	23,497,789
		160,835,915
Ground Transportation - 0.2%
ArcBest Corp	55,263	5,435,669
Marten Transport Ltd	641,988	8,429,302
		13,864,971
Machinery - 3.3%
Astec Industries Inc	33,020	1,777,797
CECO Environmental Corp (b)	366,778	21,852,633
Chart Industries Inc (b)	43,614	9,017,195
Douglas Dynamics Inc	19,989	841,337
Enerpac Tool Group Corp Class A	44,683	1,629,589
ESCO Technologies Inc	20,944	5,893,013
Federal Signal Corp	196,081	21,204,199
Franklin Electric Co Inc	114,482	10,551,806
Gorman-Rupp Co/The (c)	16,547	1,028,065
Hillman Solutions Corp (b)	1,182,866	9,841,445
Hurco Cos Inc (b)	14,812	217,884
Hyster-Yale Inc Class A (c)	88,156	2,865,952
Kennametal Inc	375,714	13,574,547
L B Foster Co Class A (b)	21,915	611,428
Proto Labs Inc (b)	109,145	6,223,448
SPX Technologies Inc (b)	37,883	7,574,327
Standex International Corp (c)	8,864	2,259,079
Tennant CO	13,294	882,722
Trinity Industries Inc	258,038	8,303,663
Worthington Enterprises Inc	137,452	7,166,747
		133,316,876
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd (c)	34,729	783,139
Passenger Airlines - 0.7%
Allegiant Travel Co (b)(c)	39,229	3,179,118
Joby Aviation Inc Class A (b)(c)	581,508	4,803,256
SkyWest Inc (b)	222,354	20,418,768
		28,401,142
Professional Services - 0.7%
Barrett Business Services Inc	124,270	3,626,199
CSG Systems International Inc (c)	43,366	3,466,678
ExlService Holdings Inc (b)	12,214	371,916
Kelly Services Inc Class A	81,148	718,160
Korn Ferry	54,498	3,430,649
Planet Labs PBC Class A (b)	562,071	15,709,884
Upwork Inc (b)	117,399	1,286,693
		28,610,179
Trading Companies & Distributors - 1.4%
Applied Industrial Technologies Inc	27,004	7,164,701
Custom Truck One Source Inc Class A (b)	63,954	420,177
DNOW Inc (b)	413,981	4,930,514
DXP Enterprises Inc/TX (b)	154,700	21,616,231
Global Industrial Co	44,267	1,395,296
McGrath RentCorp	21,209	2,338,929
Rush Enterprises Inc Class A	198,337	13,112,059
Xometry Inc Class A (b)	133,049	5,433,721
		56,411,628
TOTAL INDUSTRIALS		766,209,759
Information Technology - 14.0%
Communications Equipment - 1.8%
ADTRAN Holdings Inc (b)	387,150	4,870,347
Calix Inc (b)	96,136	4,709,703
Extreme Networks Inc (b)	1,507,993	22,740,535
Harmonic Inc (b)	128,791	1,156,543
NetScout Systems Inc (b)	298,168	9,478,761
Viavi Solutions Inc (b)	590,244	19,643,320
Vistance Networks Inc (b)	617,501	11,238,518
		73,837,727
Electronic Equipment, Instruments & Components - 2.5%
Aeva Technologies Inc (b)	71,121	935,952
Arlo Technologies Inc (b)	408,346	5,810,764
Bel Fuse Inc Class B	28,862	5,714,099
Benchmark Electronics Inc	329,224	18,456,297
CTS Corp	8,556	408,635
Daktronics Inc (b)(c)	205,934	4,026,010
Evolv Technologies Holdings Inc Class A (b)	594,939	3,599,381
Kimball Electronics Inc (b)	97,307	2,305,203
nLight Inc (b)	85,190	4,857,534
Ouster Inc Class A (b)(c)	207,777	3,816,863
PC Connection Inc	95,226	5,566,912
Plexus Corp (b)	111,360	22,554,854
Sanmina Corp (b)	155,888	20,209,320
ScanSource Inc (b)	71,412	2,592,256
TTM Technologies Inc (b)	14,545	1,416,974
		102,271,054
IT Services - 0.8%
Applied Digital Corp (b)(c)	149,895	3,558,507
Fastly Inc Class A (b)	973,173	28,280,407
		31,838,914
Semiconductors & Semiconductor Equipment - 3.1%
ACM Research Inc Class A (b)	381,867	15,026,466
Alpha & Omega Semiconductor Ltd (b)	17,861	395,800
Ambarella Inc (b)	258,703	13,316,737
Axcelis Technologies Inc (b)	50,413	4,692,442
Credo Technology Group Holding Ltd (b)	362,932	34,068,427
Diodes Inc (b)	100,912	6,888,253
FormFactor Inc (b)	67,835	6,579,317
MaxLinear Inc (b)	1,060,135	18,435,748
PDF Solutions Inc (b)	188,740	6,173,685
Rigetti Computing Inc Class A (b)(c)	602,389	8,457,542
Silicon Laboratories Inc (b)	41,616	8,662,370
SiTime Corp (b)	18,131	6,261,541
SkyWater Technology Inc (b)	969	26,560
		128,984,888
Software - 5.0%
8x8 Inc (b)	1,116,415	1,853,249
ACI Worldwide Inc (b)	477,058	19,564,149
Airship AI Holdings Inc Class A (b)(c)	233,681	528,119
Alarm.com Holdings Inc (b)	318,125	13,739,819
Appian Corp Class A (b)(c)	322,782	7,782,274
Asana Inc Class A (b)(c)	851,011	5,446,470
Aurora Innovation Inc Class A (b)(c)	1,201	4,947
Blackbaud Inc (b)	199,074	7,686,247
C3.ai Inc Class A (b)(c)	129,806	1,092,967
Clear Secure Inc Class A	497,650	24,091,237
Commvault Systems Inc (b)	186,743	14,545,412
Domo Inc Class B (b)	417,633	1,277,957
Five9 Inc (b)	129,227	1,960,374
Freshworks Inc Class A (b)	787,004	6,319,642
Intapp Inc (b)	251,903	6,471,388
LivePerson Inc (b)(c)	70,295	179,251
LiveRamp Holdings Inc (b)	706,481	18,735,876
NextNav Inc Class A (b)(c)	85,589	1,371,136
OneSpan Inc	114,247	1,203,021
PagerDuty Inc (b)	876,333	5,442,028
Progress Software Corp (b)	502,101	12,878,891
Q2 Holdings Inc (b)	162,097	7,667,188
Rapid7 Inc (b)	100,510	553,810
Sprout Social Inc Class A (b)	516,403	2,943,497
Tenable Holdings Inc (b)	1,268,451	21,455,849
Terawulf Inc (b)(c)	258,250	3,726,548
Varonis Systems Inc (b)	91,779	1,970,495
Vertex Inc Class A (b)	241,409	2,870,353
Weave Communications Inc (b)	129,798	599,667
Workiva Inc Class A (b)	43,754	2,609,051
Xperi Inc (b)	442,469	2,477,826
Yext Inc (b)	698,189	2,681,046
		201,729,784
Technology Hardware, Storage & Peripherals - 0.8%
Diebold Nixdorf Inc (b)	243,351	18,358,400
GPGI Inc Class A	85,077	1,454,817
Immersion Corp (c)	453,619	2,476,760
IonQ Inc (b)(c)	383,439	11,054,546
Quantum Computing Inc (b)	144	986
		33,345,509
TOTAL INFORMATION TECHNOLOGY		572,007,876
Materials - 5.1%
Chemicals - 1.6%
American Vanguard Corp (b)	219,964	547,710
Balchem Corp	95,780	16,232,794
HB Fuller Co	255,914	15,784,776
Innospec Inc	12,867	939,548
Minerals Technologies Inc	184,969	13,118,001
Perimeter Solutions Inc (b)	39,642	968,058
Sensient Technologies Corp	221,709	19,164,527
		66,755,414
Construction Materials - 0.2%
United States Lime & Minerals Inc	67,571	8,825,448
Containers & Packaging - 0.2%
Myers Industries Inc	167,227	3,541,868
O-I Glass Inc (b)	567,644	5,965,938
		9,507,806
Metals & Mining - 3.1%
Alpha Metallurgical Resources Inc (b)	33,434	6,862,997
Century Aluminum Co (b)	38,227	2,243,543
Coeur Mining Inc (b)	1,608,785	30,196,894
Commercial Metals Co	493,412	30,310,300
Constellium SE (b)	72,982	1,793,898
Hecla Mining Co	1,665,092	31,020,665
Kaiser Aluminum Corp	11,183	1,347,663
Materion Corp	5,183	749,721
Perpetua Resources Corp (United States) (b)(c)	48,352	1,359,658
Ryerson Holding Corp	175,761	3,951,107
SunCoke Energy Inc	1,123,799	7,315,931
United States Antimony Corp (b)(c)	92,841	810,502
USA Rare Earth Inc Class A (b)	25,195	381,326
Worthington Steel Inc (c)	108,197	3,283,779
		121,627,984
Paper & Forest Products - 0.0%
Magnera Corp (b)	65,300	621,003
TOTAL MATERIALS		207,337,655
Real Estate - 4.3%
Diversified REITs - 0.3%
American Assets Trust Inc	312,306	5,749,553
Broadstone Net Lease Inc Class A	297,817	5,441,117
		11,190,670
Health Care REITs - 0.7%
American Healthcare REIT Inc	106,006	4,999,243
CareTrust REIT Inc	399,509	14,642,005
Chiron Real Estate Inc	62,222	2,058,304
Community Healthcare Trust Inc	85,995	1,366,461
Diversified Healthcare Trust	344,606	2,288,184
LTC Properties Inc	50,142	1,863,277
Universal Health Realty Income Trust	23,584	954,443
		28,171,917
Hotel & Resort REITs - 0.0%
Sunstone Hotel Investors Inc	349,901	3,152,608
Office REITs - 0.2%
COPT Defense Properties	176,165	5,390,649
Easterly Government Properties Inc	21	450
Empire State Realty Trust Inc Class A	593,283	3,085,072
		8,476,171
Real Estate Management & Development - 1.3%
Compass Inc Class A (b)	2,278,769	16,657,801
Cushman & Wakefield Ltd	1,627,113	19,948,406
eXp World Holdings Inc (c)	673,826	4,036,218
Kennedy-Wilson Holdings Inc	76,449	827,178
Newmark Group Inc Class A	719,608	10,786,924
		52,256,527
Residential REITs - 0.2%
Centerspace	27,022	1,552,413
Veris Residential Inc	275,834	5,204,988
		6,757,401
Retail REITs - 1.0%
CBL & Associates Properties Inc	25,069	963,401
InvenTrust Properties Corp	36,550	1,113,313
Kite Realty Group Trust	280,389	6,883,550
NETSTREIT Corp (c)	68,270	1,285,524
Phillips Edison & Co Inc	748,316	28,001,985
Whitestone REIT	222,765	3,597,655
		41,845,428
Specialized REITs - 0.6%
Outfront Media Inc	935,855	24,800,158
TOTAL REAL ESTATE		176,650,880
Utilities - 2.3%
Electric Utilities - 0.3%
Oklo Inc Class A (b)(c)	116,796	5,791,914
Portland General Electric Co	52,959	2,794,646
TXNM Energy Inc	73,369	4,289,152
		12,875,712
Gas Utilities - 1.2%
New Jersey Resources Corp	203,329	11,166,829
Northwest Natural Holding Co	38,161	2,030,928
Southwest Gas Holdings Inc	307,688	26,738,087
Spire Inc	70,154	6,351,743
		46,287,587
Independent Power and Renewable Electricity Producers - 0.3%
Hallador Energy Co (b)	568,105	9,248,750
Ormat Technologies Inc	45,133	5,051,285
		14,300,035
Multi-Utilities - 0.5%
Avista Corp	486,397	19,523,976
Northwestern Energy Group Inc	28,174	1,857,793
		21,381,769
Water Utilities - 0.0%
Consolidated Water Co Ltd	22,646	750,035
TOTAL UTILITIES		95,595,138
TOTAL UNITED STATES		3,916,572,776
TOTAL COMMON STOCKS (Cost $3,772,107,675)		4,047,773,545

U.S. Treasury Obligations - 0.2%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/16/2026	3.60	2,330,000	2,326,480
US Treasury Bills 0% 4/2/2026	3.51	340,000	339,966
US Treasury Bills 0% 4/9/2026	3.55 to 3.56	320,000	319,743
US Treasury Bills 0% 5/14/2026	3.63	170,000	169,261
US Treasury Bills 0% 5/21/2026	3.63	100,000	99,496
US Treasury Bills 0% 5/28/2026	3.61 to 3.62	960,000	954,471
US Treasury Bills 0% 6/11/2026 (f)	3.63 to 3.64	1,530,000	1,519,145
US Treasury Bills 0% 6/18/2026 (f)	3.63	1,400,000	1,389,089
US Treasury Bills 0% 6/4/2026 (f)	3.62 to 3.63	1,480,000	1,470,492
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,588,314)			8,588,143

Money Market Funds - 4.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	40,371,434	40,379,508
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	153,180,961	153,196,279
TOTAL MONEY MARKET FUNDS (Cost $193,575,786)			193,575,787

TOTAL INVESTMENT IN SECURITIES - 103.7% (Cost $3,974,271,775)	4,249,937,475
NET OTHER ASSETS (LIABILITIES) - (3.7)%	(150,252,291)
NET ASSETS - 100.0%	4,099,685,184

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	334	6/2026	41,953,740	236,611

The notional amount of long futures as a percentage of Net Assets is 1.0%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,628,576.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $4,464,456.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	26,712,125	330,165,010	316,500,863	1,295,890	3,236	-	40,379,508	40,371,434	0.1%
Fidelity Securities Lending Cash Central Fund	107,235,562	758,821,533	712,855,076	439,548	(5,740)	-	153,196,279	153,180,961	0.4%
Total	133,947,687	1,088,986,543	1,029,355,939	1,735,438	(2,504)	-	193,575,787

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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